Accrued Expenses and Other Liabilities (Details 1) - Landsea Homes [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning warranty accrual	$ 8,693	$ 3,616	$ 691
Warranty provision	2,720	5,381	2,960
Warranty payments	(384)	(304)	(35)
Ending warranty accrual	$ 11,029	$ 8,693	$ 3,616